Document and Entity Information	May 24, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	Four Leaf Acquisition Corp
Amendment Flag	false
Entity Central Index Key	0001936255
Document Type	8-K
Document Period End Date	May 24, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-41646
Entity Tax Identification Number	88-1178935
Entity Address, Address Line One	4546 El Camino Real B10 #715,
Entity Address, City or Town	Los Altos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94022
City Area Code	(650)
Local Phone Number	720-5626
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Share Of Class A Common Stock And One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A common stock and one redeemable warrant
Trading Symbol	FORLU
Security Exchange Name	NASDAQ
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	FORL
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock Each At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Class A common stock, each at an exercise price of $11.50 per share
Trading Symbol	FORLW
Security Exchange Name	NASDAQ